Financing Arrangements	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Financing Arrangements

Note 13 — Financing Arrangements

In December 2011, the Company entered into an unsecured $500,000 five-year revolving credit facility with a syndicate of banks (the “Revolving Credit Facility”). In December 2014, December 2017, March 2021 and July 2024, the Revolving Credit Facility was amended and restated to, among other things, extend the maturity date of the facility to December 2019, December 2022 March 2026 and July 2029, respectively. As of September 30, 2025, the Company was in compliance with the financial covenants and had no outstanding borrowings under the Revolving Credit Facility.

In June 2020, the Company issued an aggregate principal amount of $650,000 in Senior Notes that will mature in June 2030 and bear interest at a fixed rate of 2.538 percent per annum (the “Senior Notes”). The interest is payable semi-annually in June and December of each year, commencing in December 2020. The Company incurred issuance costs of $6,121 in relation with the Senior Notes which are being amortized to interest expenses over the term of the Senior Notes using the effective interest rate. The Senior Notes are senior unsecured obligations of the Company and rank equally in right of payment with all existing and future senior indebtedness of the Company, including any indebtedness the Company may incur from time to time under the Revolving Credit Facility.

The total interest expense recognized in connection with the Senior Notes for the years ended September 30, 2025, 2024 and 2023 were $17,098, 17,128 and 17,066, respectively. The accrued interest on the Senior Notes is included in accrued expenses and other current liabilities and were $4,822 and 4,831, respectively, as of September 30, 2025 and 2024. As of September 30, 2025, the noncurrent outstanding principal portion was $650,000.

The total estimated fair value of the Senior Notes as of September 30, 2025 and 2024 was $595,621 and $579,774, respectively. The fair value was determined based on the closing trading price of Senior Notes as of September 30, 2025 and 2024, and is deemed a Level 2 liability within the fair value measurement framework.

As of September 30, 2025, the Company had additional uncommitted lines of credit available for general corporate and other specific purposes. As of September 30, 2025, the Company had outstanding letters of credit and bank guarantees from various banks totaling $90,837, which were supported by a combination of the uncommitted lines of credit that the Company maintains with various banks.